Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software Development Cost and Other Intangible Assets

Capitalized software development cost and other intangible assets as of December 31, 2014 and 2015 consist of the following:

	At December 31, 2014								At December 31, 2015
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,558	~~W~~	(20,226)	~~W~~	(779)	~~W~~	8,553	~~W~~	29,558	~~W~~	(24,174)	~~W~~	(5,384)	~~W~~	—
Acquired intangible assets
Product technology		18,599		(12,523)		(6,033)		43		18,599		(12,543)		(6,033)		23
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		579		(409)		(3)		167		586		(440)		(37)		109
Others		3,078		(1,089)		(1,989)		—		3,078		(1,089)		(1,989)		—

Total	~~W~~	60,317	~~W~~	(34,247)	~~W~~	(17,307)	~~W~~	8,763	~~W~~	60,324	~~W~~	(38,246)	~~W~~	(21,946)	~~W~~	132

Expected Amortization Expense of Intangible Assets

Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2016	~~W~~	45
2017		26
2018		20
2019		13
2020 and thereafter		28

	~~W~~	132

Changes in Goodwill Balance

Changes in goodwill balances for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(4,369)		(7,022)		(7,022)

		3,863		1,210		1,210

Impairment losses		(2,653)		—		(1,210)
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(7,022)		(7,022)		(8,232)

	~~W~~	1,210	~~W~~	1,210	~~W~~	—